Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	F-1
Entity Registrant Name	REDHILL BIOPHARMA LTD.
Entity Emerging Growth Company	false
Entity Central Index Key	0001553846
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false